Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pioneer Series Trust II
Entity Central Index Key	0001265389
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000027930 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Select Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	PGOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Select Mid Cap Growth Fund (“Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	0.99%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended November 30, 2024, the Fund’s Class A shares at NAV returned 42.10%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 33.89%. The performance benchmark, the Russell Midcap Growth Total Return Index, returned 40.07% over the period.
  The Fund’s security selection in both the health care and industrial sectors were the largest contributors to relative results versus the performance benchmark during the period.
  Security selection in the consumer discretionary and information technology sectors detracted from security selection results, but not enough to outweigh the aforementioned tailwinds.
  Overall allocation results were negative as the Fund’s underweight exposure to the utilities sector was a slight drag on Fund performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell Midcap Growth Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	33.93%	9.07%	9.98%
Class A (without sales charge)	42.10%	10.36%	10.63%
S&P 500 Total Return Index	33.89%	15.77%	13.35%
Russell Midcap Growth Total Return Index	40.07%	13.18%	12.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 1,618,945,750
Holdings Count | Holding	79	[1]
Advisory Fees Paid, Amount	$ 8,715,354
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of November 30, 2024)
Fund net assets	$1,618,945,750%
Total number of portfolio holdings	79^^
Total advisory fee paid	$8,715,354
Portfolio turnover rate	53%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of November 30, 2024 )*
Information Technology	30.6%
Industrials	18.5%
Health Care	15.1%
Consumer Discretionary	12.1%
Financials	10.1%
Communication Services	5.1%
Energy	3.5%
Basic Materials	2.4%
Real Estate	1.5%
Utilities	1.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000027932 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Select Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	GOFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Select Mid Cap Growth Fund (“Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	1.80%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended November 30, 2024, the Fund’s Class C shares at NAV returned 40.93%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 33.89%. The performance benchmark, the Russell Midcap Growth Total Return Index, returned 40.07% over the period.
  The Fund’s security selection in both the health care and industrial sectors were the largest contributors to relative results versus the performance benchmark during the period.
  Security selection in the consumer discretionary and information technology sectors detracted from security selection results, but not enough to outweigh the aforementioned tailwinds.
  Overall allocation results were negative as the Fund’s underweight exposure to the utilities sector was a slight drag on Fund performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell Midcap Growth Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	39.93%	9.49%	9.75%
Class C (without contingent deferred sales charge)	40.93%	9.49%	9.75%
S&P 500 Total Return Index	33.89%	15.77%	13.35%
Russell Midcap Growth Total Return Index	40.07%	13.18%	12.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 1,618,945,750
Holdings Count | Holding	79	[2]
Advisory Fees Paid, Amount	$ 8,715,354
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of November 30, 2024)
Fund net assets	$1,618,945,750%
Total number of portfolio holdings	79^^
Total advisory fee paid	$8,715,354
Portfolio turnover rate	53%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of November 30, 2024 )*
Information Technology	30.6%
Industrials	18.5%
Health Care	15.1%
Consumer Discretionary	12.1%
Financials	10.1%
Communication Services	5.1%
Energy	3.5%
Basic Materials	2.4%
Real Estate	1.5%
Utilities	1.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000152821 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Select Mid Cap Growth Fund
Class Name	Class K
Trading Symbol	PSMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Select Mid Cap Growth Fund (“Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$81	0.67%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended November 30, 2024, the Fund’s Class K shares at NAV returned 42.52%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 33.89%. The performance benchmark, the Russell Midcap Growth Total Return Index, returned 40.07% over the period.
  The Fund’s security selection in both the health care and industrial sectors were the largest contributors to relative results versus the performance benchmark during the period.
  Security selection in the consumer discretionary and information technology sectors detracted from security selection results, but not enough to outweigh the aforementioned tailwinds.
  Overall allocation results were negative as the Fund’s underweight exposure to the utilities sector was a slight drag on Fund performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class K shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell Midcap Growth Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class K	42.52%	10.74%	11.02%
S&P 500 Total Return Index	33.89%	15.77%	13.35%
Russell Midcap Growth Total Return Index	40.07%	13.18%	12.22%

Performance Inception Date	Dec. 31, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 1,618,945,750
Holdings Count | Holding	79	[3]
Advisory Fees Paid, Amount	$ 8,715,354
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of November 30, 2024)
Fund net assets	$1,618,945,750%
Total number of portfolio holdings	79^^
Total advisory fee paid	$8,715,354
Portfolio turnover rate	53%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of November 30, 2024 )*
Information Technology	30.6%
Industrials	18.5%
Health Care	15.1%
Consumer Discretionary	12.1%
Financials	10.1%
Communication Services	5.1%
Energy	3.5%
Basic Materials	2.4%
Real Estate	1.5%
Utilities	1.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000079046 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Select Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	PGRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Select Mid Cap Growth Fund (“Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$170	1.41%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended November 30, 2024, the Fund’s Class R shares at NAV returned 41.49%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 33.89%. The performance benchmark, the Russell Midcap Growth Total Return Index, returned 40.07% over the period.
  The Fund’s security selection in both the health care and industrial sectors were the largest contributors to relative results versus the performance benchmark during the period.
  Security selection in the consumer discretionary and information technology sectors detracted from security selection results, but not enough to outweigh the aforementioned tailwinds.
  Overall allocation results were negative as the Fund’s underweight exposure to the utilities sector was a slight drag on Fund performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class R shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell Midcap Growth Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R	41.49%	9.90%	10.18%
S&P 500 Total Return Index	33.89%	15.77%	13.35%
Russell Midcap Growth Total Return Index	40.07%	13.18%	12.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 1,618,945,750
Holdings Count | Holding	79	[4]
Advisory Fees Paid, Amount	$ 8,715,354
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of November 30, 2024)
Fund net assets	$1,618,945,750%
Total number of portfolio holdings	79^^
Total advisory fee paid	$8,715,354
Portfolio turnover rate	53%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of November 30, 2024 )*
Information Technology	30.6%
Industrials	18.5%
Health Care	15.1%
Consumer Discretionary	12.1%
Financials	10.1%
Communication Services	5.1%
Energy	3.5%
Basic Materials	2.4%
Real Estate	1.5%
Utilities	1.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000027933 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Select Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	GROYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Select Mid Cap Growth Fund (“Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$95	0.78%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended November 30, 2024, the Fund’s Class Y shares at NAV returned 42.36%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 33.89%. The performance benchmark, the Russell Midcap Growth Total Return Index, returned 40.07% over the period.
  The Fund’s security selection in both the health care and industrial sectors were the largest contributors to relative results versus the performance benchmark during the period.
  Security selection in the consumer discretionary and information technology sectors detracted from security selection results, but not enough to outweigh the aforementioned tailwinds.
  Overall allocation results were negative as the Fund’s underweight exposure to the utilities sector was a slight drag on Fund performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell Midcap Growth Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	42.36%	10.60%	10.89%
S&P 500 Total Return Index	33.89%	15.77%	13.35%
Russell Midcap Growth Total Return Index	40.07%	13.18%	12.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 1,618,945,750
Holdings Count | Holding	79	[5]
Advisory Fees Paid, Amount	$ 8,715,354
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of November 30, 2024)
Fund net assets	$1,618,945,750%
Total number of portfolio holdings	79^^
Total advisory fee paid	$8,715,354
Portfolio turnover rate	53%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of November 30, 2024 )*
Information Technology	30.6%
Industrials	18.5%
Health Care	15.1%
Consumer Discretionary	12.1%
Financials	10.1%
Communication Services	5.1%
Energy	3.5%
Basic Materials	2.4%
Real Estate	1.5%
Utilities	1.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds

[1]	Excluding short-term investments and all derivative contracts except for options purchased.
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Excluding short-term investments and all derivative contracts except for options purchased.
[4]	Excluding short-term investments and all derivative contracts except for options purchased.
[5]	Excluding short-term investments and all derivative contracts except for options purchased.